CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues (including related parties amounts of RMB38,524,686, RMB38,280,256 and RMB 25,681,928 for the years ended December 31, 2018, 2019 and 2020, respectively)	¥ 767,688,120	$ 117,653,352	¥ 650,282,167	¥ 501,488,667
Cost of revenues (including related parties amounts of RMB1,287,644, RMB7,901,958 and RMB386,321 for the years ended December 31, 2018, 2019 and 2020, respectively)	(460,703,549)	(70,605,908)	(382,868,343)	(312,990,993)
Gross profit	306,984,571	47,047,444	267,413,824	188,497,674
Operating expenses:
Research and development expenses (including related parties amounts of nil, nil and RMB6,006,664 for the years ended December 31, 2018, 2019 and 2020, respectively)	(173,015,450)	(26,515,778)	(161,851,588)	(125,990,376)
Selling and marketing	(211,365,882)	(32,393,239)	(173,083,097)	(144,522,222)
General and administrative expenses	(205,895,537)	(31,554,872)	(108,315,378)	(92,365,690)
Total operating expenses	(590,276,869)	(90,463,889)	(443,250,063)	(362,878,288)
Operating loss	(283,292,298)	(43,416,445)	(175,836,239)	(174,380,614)
Interest expenses	(14,301,032)	(2,191,729)	(6,750,341)	(1,685,245)
Interest income	1,166,581	178,786	989,438	416,188
Investment income	12,192	1,869	114,192	384,622
Impairment loss of long-term investments				(5,000,000)
Gain from disposal of equity method investments				366,687
Gain from disposal of subsidiaries, net	14,562,030	2,231,729	21,421
Share of losses of equity method investments	(2,446,221)	(374,900)	(14,592)	(546,530)
Change in fair value of warrant liabilities	(221,462,056)	(33,940,545)	137,969	(450,083)
Change in fair value of long-term investments	2,154,334	330,166	900,000	17,700,000
Foreign currency exchange gains (losses), net	5,390,766	826,171	(2,403,599)	10,401,825
Loss before income taxes	(498,215,704)	(76,354,898)	(182,841,751)	(152,793,150)
Income tax expense	(1,623,961)	(248,883)	(652,610)	(2,672,098)
Net loss	(499,839,665)	(76,603,781)	(183,494,361)	(155,465,248)
Accretion and modifications of Redeemable Convertible Preferred Shares	(3,327,579,958)	(509,973,940)	(141,031,943)	(106,867,153)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	(12,070,034)	(1,849,814)
Net loss	(3,839,489,657)	(588,427,535)	(324,526,304)	(262,332,401)
Net loss attributable to noncontrolling interests	(7,657,769)	(1,173,604)	(8,692,578)	(16,219,821)
Net loss attributable to Cloopen Group Holding Limited	(3,831,831,888)	(587,253,931)	(315,833,726)	(246,112,580)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	271,762,097	41,649,364	(15,305,596)	(59,467,497)
Unrealized holding gain on short-term investments and availableforsale debt securities, net of nil income taxes	9,311,168	1,426,999	121,000	606,265
Less: reclassification adjustment for gain on short-term investments and available-for-sale debt securities realized in net income, net of nil income taxes	(12,192)	(1,869)	(114,192)	(384,622)
Total other comprehensive income (loss)	281,061,073	43,074,494	(15,298,788)	(59,245,854)
Comprehensive loss	(3,558,428,584)	(545,353,041)	(339,825,092)	(321,578,255)
Comprehensive loss attributable to noncontrolling interests	(7,817,563)	(1,198,094)	(8,669,940)	(16,110,735)
Comprehensive loss attributable to Cloopen Group Holding Limited	¥ (3,550,611,021)	$ (544,154,947)	¥ (331,155,152)	¥ (305,467,520)
Net loss per ordinary share
- Basic and diluted | (per share)	¥ (45.12)	$ (6.91)	¥ (3.62)	¥ (2.88)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
- Basic and diluted | shares	85,103,964	85,103,964	89,567,463	91,083,938